Investment Securities - Changes in Cumulative Amount of Credit Losses and Proceeds From Sale or Redemption (Details) (10-K) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities
Balance at beginning of period	$ 0	$ 1	$ 2	$ 1	$ 1
Impairment previously recognized					1
Balance at end of period	0	1	0	1	2	$ 1
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income (loss)					1,000,000		$ 0
Available-for-sale securities sold or redeemed
Fair value	57	168	344	374	431	280	615
Realized gains	3	4	10	15	15	9	5
Realized losses	0	0	(1)	(1)	(1)	(1)	(2)
Net realized gains (losses)	$ 3	$ 4	$ 9	$ 14	$ 14	$ 8	$ 3